LOANS	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
LOANS
NOTE 3. LOANS

	June 30,		December 31,
	2011		2010
Commercial and industrial loans:
Working capital lines of credit loans	$ 360,813	16.8%	$ 281,546	13.5%
Non-working capital loans	371,001	17.3	384,138	18.4
Total commercial and industrial loans	731,814	34.1	665,684	31.8

Commercial real estate and multi-family residential loans:
Construction and land development loans	133,194	6.2	106,980	5.1
Owner occupied loans	333,236	15.5	329,760	15.8
Nonowner occupied loans	336,496	15.7	355,393	17.0
Multifamily loans	22,557	1.0	24,158	1.2
Total commercial real estate and multi-family residential loans	825,483	38.4	816,291	39.0

Agri-business and agricultural loans:
Loans secured by farmland	95,526	4.4	111,961	5.4
Loans for agricultural production	103,052	4.8	117,518	5.6
Total agri-business and agricultural loans	198,578	9.2	229,479	11.0

Other commercial loans	53,702	2.5	38,778	1.9
Total commercial loans	1,809,577	84.2	1,750,232	83.7

Consumer 1-4 family mortgage loans:
Closed end first mortgage loans	107,471	5.0	103,118	4.9
Open end and junior lien loans	178,274	8.3	182,325	8.7
Residential construction and land development loans	3,273	0.2	4,140	0.2
Total consumer 1-4 family mortgage loans	289,018	13.5	289,583	13.8

Other consumer loans	50,176	2.3	51,123	2.4
Total consumer loans	339,194	15.8	340,706	16.3
Subtotal	2,148,771	100.0%	2,090,938	100.0%
Less: Allowance for loan losses	(51,260)		(45,007)
Net deferred loan fees	(339)		(979)
Loans, net	$2,097,172		$2,044,952